12. FINANCIAL INSTRUMENTS (Details) - CAD ($)		Dec. 31, 2022	Dec. 31, 2021
Details
Cash		$ 307,531	$ 139,164
Advance to related party	[1]	22,323	0
Sales tax receivables		3,627	1,769
Other receivables		10,713	7,226
Current liabilities		$ 208,936	$ 803,562

[1]	Note 9.